NATIXIS FUNDS

Supplement dated February 16, 2018 to the Prospectus dated February 28, 2017, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2040 Fund
Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2045 Fund
Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2050 Fund
Natixis Sustainable Future 2030 Fund	Natixis Sustainable Future 2055 Fund
Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2060 Fund

The information under in the subsection “Portfolio Managers” within the section “Management” of the Fund Summary for each Fund is revised to include the following under “Natixis AM US”:

Hervé Guez has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

Ms. Senellart, Dr. Cheng, Mr. Combet, Mr. Coeslier and Mr. Guez are employees of Mirova, an affiliate of Natixis AM US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Natixis AM US.

The subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following under “Natixis AM US”:

Hervé Guez – Mr. Guez has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Funds since 2017. Mr. Guez has served as Director, Global Head of Research and Chief Investment Officer of Equities and Fixed Income at Mirova since July 2017 and has been Head of Responsible Investment Research at Mirova since 2012. Mr. Guez earned a specialized postgraduate degree (DESS) in banking and finance from University of Paris I: Panthéon Sorbonne, a diploma from the SFAF (French Society of Financial Analysts) and has over 21 years of investment experience.

Ms. Senellart, Dr. Cheng, Mr. Combet, Mr. Coeslier and Mr. Guez are employees of Mirova, an affiliate of Natixis AM US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Natixis AM US.

NATIXIS FUNDS

Supplement dated February 16, 2018 to the Statement of Additional Information dated February 28, 2017, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2040 Fund
Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2045 Fund
Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2050 Fund
Natixis Sustainable Future 2030 Fund	Natixis Sustainable Future 2055 Fund
Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2060 Fund

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of December 31, 2017, Hervé Guez managed other accounts in addition to managing the Funds. The following table provides information on the other accounts managed by Mr. Guez:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Hervé Guez (Natixis AM US)	0	$0	0	$0	1	$327.8 million	1	$327.8 million	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of December 31, 2017, Mr. Guez did not own any shares of the Funds.